Risks and Uncertainties (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Cash was on deposit at financial institutions	$ 500,000			$ 64,090
Cash balance	913,267			116,922
UK [Member]
Risks and Uncertainties [Line Items]
Cash was on deposit at financial institutions	$ 936,039			$ 631,942
Customer One [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	71.30%	91.40%	94.50%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	44.70%	83.20%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	21.60%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	11.00%
Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	10.10%
No Other Customer [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage		10.00%
No Other Customer [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage		10.00%
One Vendor [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	69.30%	44.20%	86.50%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	44.80%
Two Vendor [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	24.60%	35.90%	13.50%
Two Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	41.60%
No Other Vendor [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	10.00%
No Other Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	10.00%
Three Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	13.60%
Hong Kong Deposit Protection Board [Member] | Hong Kong [Member]
Risks and Uncertainties [Line Items]
Cash was on deposit at financial institutions	$ 4,936,039